Filed pursuant to Rule 497

File No. 333-175624

Maximum Offering of 150,000,000 Shares of Common Stock

Sierra Income Corporation

Common Stock

Supplement No. 9 dated February 28, 2014

to

Prospectus dated April 30, 2013

This Supplement No. 9 contains information which amends, supplements, or modifies certain information contained in the Prospectus of Sierra Income Corporation (the “Company”) dated April 30, 2013 (the “Prospectus”), Supplement No. 1 to the Prospectus dated May 16, 2013, Supplement No. 2 to the Prospectus dated May 31, 2013, Supplement No. 3 to the Prospectus dated June 18, 2013, Supplement No. 4 to the Prospectus dated June 28, 2013, Supplement No. 5 to the Prospectus dated July 1, 2013, Supplement No. 6 to the Prospectus dated July 23, 2013, Supplement No. 7 to the Prospectus dated September 17, 2013 and Supplement No. 8 dated December 23, 2013.

You should carefully consider the “Risk Factors” beginning on page 28 of the Prospectus before you decide to invest.

Status of Our Offering and Investment Activity

Since commencing operations, we have raised a total of approximately $215.8 million, which includes the issuance of 1,108,033.24 shares of our common stock to SIC Advisors LLC (“SIC Advisors”) in exchange for gross proceeds of $10 million immediately following the effectiveness of our registration statement. As of February 26, 2014, we have combined proceeds, as well as leverage through a revolving credit facility with ING Capital LLC to invest $142.9 million across 45 transactions, the details of which are listed below.

The table below shows our investment portfolio as of February 26, 2014. As of such date, the weighted average yield based upon original cost on our portfolio investments was approximately 9.7%, and 35.1% of our income-bearing investment portfolio bore interest based on fixed rates, and 64.9% bore interest at floating rates, such as LIBOR.

Company	Sector	Security Type	Maturity	Interest Rate*	Principal Amount ($’MM)	Acquisition Date
Access Media 3, Inc.	Broadcasting and Entertainment	Senior Secured First Lien Term Loans	10/22/2018	10.000%	$7.00	10/22/2013
Aderant North America, Inc.	Electronics	Senior Secured Second Lien Term Loans	6/20/2019	10.000%	0.45	12/20/2012
Alcatel-Lucent USA, Inc.	Telecommunications	Senior Secured First Lien Term Loans	1/30/2019	5.750%	0.99	2/8/2013
ALG USA Holdings, Inc.	Leisure, Amusement, Motion Pictures, Entertainment	Senior Secured Second Lien Term Loans	2/28/2020	10.250%	2.00	2/28/2013
Allen Edmonds Corporation	Retail Stores	Senior Secured Second Lien Term Loans	5/27/2019	10.000%	7.00	11/26/2013
Ascensus, Inc.	Finance	Senior Secured Second Lien Term Loans	12/2/2020	9.000%	4.00	11/12/2013

Company	Sector	Security Type	Maturity	Interest Rate*	Principal Amount ($’MM)	Acquisition Date
Associated Asphalt Partners LLC	Chemicals, Plastics, and Rubber	Senior Secured First Lien Notes	2/15/2018	8.500%	4.50	2/27/2013
Atrium Innovations, Inc.	Healthcare, education, and childcare	Senior Secured Second Lien Term Loans	8/13/2021	7.750%	5.00	1/29/2014
Bennu Oil & Gas, LLC	Oil and Gas	Senior Secured Second Lien Term Loans	11/1/2018	10.250%	4.49	10/31/2013
Bon-Ton Stores, Inc.	Retail Stores	Senior Secured Second Lien Notes	7/15/2017	10.625%	1.70	9/21/2012
Caesars Entertainment Operating Co., Inc.	Hotels, Motels, Inns, and Gaming	Senior Secured First Lien Notes	6/1/2017	11.250%	6.00	5/3/2013
Charming Charlie, Inc.	Retail Stores	Senior Secured First Lien Term Loans	1/9/2019	9.000%	7.00	12/18/2013
Cornerstone Chemical Company	Chemicals, Plastics, and Rubber	Senior Secured First Lien Notes	3/15/2018	9.375%	2.50	3/4/2013
Deltek, Inc.	Electronics	Senior Secured Second Lien Term Loans	10/10/2019	10.000%	3.00	10/10/2012
Drew Marine Partners LP	Cargo Transport	Senior Secured Second Lien Term Loans	5/19/2021	8.000%	8.50	12/10/2013
EarthLink, Inc.	Telecommunications	Senior Secured First Lien Notes	6/1/2020	7.375%	2.45	7/17/2013
Gastar Exploration USA, Inc.	Oil and Gas	Senior Secured First Lien Notes	5/15/2018	8.625%	5.40	5/10/2013
Great Atlantic & Pacific Tea Company	Grocery	Senior Secured First Lien Term Loans	3/13/2017	11.000%	0.93	4/27/2012
Green Field Energy Services, Inc.	Oil and Gas	Senior Secured First Lien Notes	11/15/2016	13.000%	0.72	5/23/2012
Greenway Medical Technologies	Healthcare, education, and childcare	Senior Secured Second Lien Term Loans	11/4/2021	9.250%	1.00	11/1/2013
Healogics, Inc.	Healthcare, Education, and Childcare	Senior Secured Second Lien Term Loans	2/5/2020	9.250%	2.00	2/5/2013
Holland Acquisition Corp.	Oil and Gas	Senior Secured First Lien Term Loans	5/29/2018	10.000%	5.00	9/26/2013
IDQ Holdings, Inc.	Automobile	Senior Secured First Lien Notes	4/1/2017	11.500%	1.00	4/25/2012
Integra Telecom, Inc.	Telecommunications	Senior Secured Second Lien Term Loans	2/22/2020	9.750%	1.62	2/15/2013
Interface Security Systems, Inc.	Electronics	Senior Secured First Lien Notes	1/15/2018	9.250%	3.42	1/15/2013
IronGate Energy Services LLC	Oil and Gas	Senior Secured First Lien Notes	7/1/2018	11.000%	3.00	6/26/2013
Isola USA Corp.	Diversified/ Conglomerate Service	Senior Secured First Lien Term Loans	11/23/2018	9.250%	2.00	1/24/2014
Kik Custom Products, Inc.	Healthcare, Education, and Childcare	Senior Secured Second Lien Term Loans	10/29/2019	9.500%	5.00	11/1/2013
Linc Energy Finance (USA), Inc.	Oil and Gas	Senior Secured First Lien Notes	10/31/2017	12.500%	1.00	10/5/2012
Liquidnet Holdings, Inc.	Finance	Senior Secured First Lien Term Loans	5/7/2017	9.250%	2.89	5/3/2013
Livingston International, Inc.	Cargo Transport	Senior Secured Second Lien Term Loans	4/18/2020	9.000%	2.66	4/16/2013
Maxim Crane Works Holdings, Inc.	Oil and Gas	Senior Secured Second Lien Notes	4/15/2015	12.250%	1.50	5/2/2012
National Mentor Holdings, Inc.	Healthcare, education, and childcare	Senior Secured First Lien Term Loans	1/31/2021	4.750%	0.50	1/29/2014
Omnitracs, Inc.	Electronics	Senior Secured Second Lien Term Loans	4/29/2020	8.750%	7.00	10/29/2013
Reddy Ice Group, Inc.	Beverage, Food, and Tobacco	Senior Secured Second Lien Term Loans	10/1/2019	10.750%	2.00	3/28/2013

Company	Sector	Security Type	Maturity	Interest Rate*	Principal Amount ($’MM)	Acquisition Date
Renaissance Learning Inc.	Healthcare, Education, and Childcare	Senior Secured Second Lien Term Loans	5/14/2021	8.750%	3.50	10/16/2013
School Specialty, Inc.	Healthcare, Education, and Childcare	Senior Secured First Lien Term Loans	6/11/2019	9.500%	2.99	5/29/2013
Securus Technologies, Inc.	Telecommunications	Senior Secured Second Lien Term Loans	4/30/2021	9.000%	2.00	4/17/2013
Sesac Holdco II, Inc.	Broadcasting and Entertainment	Senior Secured Second Lien Term Loans	7/12/2019	10.000%	2.25	2/13/2013
Sizzling Platter, LLC	Beverage, Food, and Tobacco	Senior Secured First Lien Notes	4/15/2016	12.250%	2.06	7/19/2012
Sorenson Communications	Telecommunications	Senior Secured First Lien Term Loans	10/31/2014	9.500%	2.98	3/13/2013
Tempel Steel Company	Mining, Steel, Iron, and Nonprecious Metals	Senior Secured First Lien Notes	8/15/2016	12.000%	1.12	4/20/2012
True Religion Apparel, Inc.	Personal and Nondurable Consumer Products (Manufacturing Only)	Senior Secured Second Lien Term Loans	1/30/2020	11.000%	4.00	7/29/2013
US Well Services, LLC	Oil and Gas	Senior Secured First Lien Notes	2/15/2017	14.500%	3.82	8/16/2012
Westmoreland Escrow Corp	Mining, Steel, Iron, and Nonprecious Metals	Senior Secured First Lien Notes	2/1/2018	10.750%	3.00	1/29/2014

Total					142.92

*	Reflects the current interest rate as of February 26, 2014

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